Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Loss per share
Basic loss per share (in dollars per share)	$ (66.44)	$ (1.83)	$ (7.08)	$ (2.88)
Diluted loss per share (in dollars per share)	$ (66.44)	$ (1.83)	$ (7.08)	$ (2.88)
Reconciliations of loss used in calculating loss per share
Net loss			$ (15,217)	$ (6,193)
Loss used in calculating diluted loss per share			$ (15,217)	$ (6,193)
Weighted-average number of common shares outstanding (in thousands):
Weighted-average number of common shares outstanding basic (in shares)	4,236,782,000	2,148,887,000	2,149,000	2,148,887
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted loss per share (in shares)	4,236,782,000	2,148,887,000	2,149,000	2,149,000
Number of fully paid ordinary shares	25,129,140	25,129,140	25,129,140	25,129,140
Number of ordinary shares converted	4,236,782,000	2,148,887,000	2,149,000	2,148,887